Rule 497(e)
                                     Registration Nos. 333-168727 and 811-22452




                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND

                        SUPPLEMENT DATED MARCH 23, 2011

                               TO THE PROSPECTUS
                            DATED JANUARY 11, 2011,
                  AS PREVIOUSLY SUPPLEMENTED JANUARY 19, 2011


Effective April 1, 2011, dividends from the Fund's net investment income, if any, are declared daily and paid monthly by the Fund.


       PLEASE KEEP THIS WITH YOUR FUND'S PROSPECTUS FOR FUTURE REFERENCE